Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–91.95%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$547,209
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	1,654,000	1,660,675
		2,207,884
Aerospace & Defense–1.86%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	2,396,000	2,441,645
5.50%, 03/26/2054(b)	1,428,000	1,373,631
Boeing Co. (The),
6.30%, 05/01/2029(c)	3,042,000	3,200,452
6.39%, 05/01/2031	5,000	5,338
6.53%, 05/01/2034	3,723,000	3,975,264
5.81%, 05/01/2050	8,171,000	7,656,866
5.93%, 05/01/2060	55,000	50,965
General Dynamics Corp., 4.95%, 08/15/2035	2,715,000	2,672,409
Hexcel Corp., 5.88%, 02/26/2035(c)	841,000	839,980
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	630,000	630,610
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	833,000	846,420
5.75%, 01/15/2035(c)	2,270,000	2,299,080
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,203,000	3,247,355
5.60%, 07/31/2053(c)	1,968,000	1,875,275
Lockheed Martin Corp.,
5.10%, 11/15/2027(c)	1,177,000	1,205,551
4.45%, 05/15/2028(c)	699,000	704,712
4.50%, 02/15/2029(c)	1,941,000	1,952,100
4.75%, 02/15/2034	1,796,000	1,765,113
4.80%, 08/15/2034	1,210,000	1,188,272
4.50%, 05/15/2036	130,000	123,320
4.15%, 06/15/2053	983,000	760,300
4.30%, 06/15/2062	1,048,000	802,549
5.90%, 11/15/2063(c)	1,273,000	1,290,092
5.20%, 02/15/2064	84,000	75,597
Northrop Grumman Corp.,
4.03%, 10/15/2047	134,000	104,195
4.95%, 03/15/2053(c)	1,672,000	1,468,066
RTX Corp.,
5.75%, 01/15/2029	2,130,000	2,220,786
6.00%, 03/15/2031	959,000	1,018,953
5.15%, 02/27/2033(c)	2,649,000	2,667,982
6.10%, 03/15/2034(c)	2,804,000	2,988,420
6.40%, 03/15/2054	2,205,000	2,353,788
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$2,445,000	$2,490,482
6.38%, 03/01/2029(b)	3,531,000	3,592,958
6.88%, 12/15/2030(b)	510,000	526,291
7.13%, 12/01/2031(b)	340,000	352,138
6.00%, 01/15/2033(b)	1,137,000	1,125,894
6.38%, 05/31/2033(b)	9,859,000	9,765,347
		71,658,196
Agricultural & Farm Machinery–0.33%
AGCO Corp.,
5.45%, 03/21/2027	303,000	305,548
5.80%, 03/21/2034(c)	1,881,000	1,887,129
CNH Industrial Capital LLC, 4.75%, 03/21/2028	1,548,000	1,551,454
John Deere Capital Corp.,
4.90%, 03/03/2028	2,973,000	3,031,053
4.70%, 06/10/2030	2,875,000	2,902,041
5.10%, 04/11/2034	3,077,000	3,095,175
		12,772,400
Agricultural Products & Services–0.07%
Cargill, Inc.,
5.13%, 10/11/2032(b)(c)	1,002,000	1,015,728
4.75%, 04/24/2033(b)(c)	1,583,000	1,555,417
		2,571,145
Air Freight & Logistics–0.75%
GXO Logistics, Inc.,
6.25%, 05/06/2029	2,747,000	2,813,821
6.50%, 05/06/2034	2,347,000	2,401,109
United Parcel Service, Inc.,
4.65%, 10/15/2030	5,931,000	5,954,669
5.15%, 05/22/2034(c)	2,330,000	2,352,978
5.25%, 05/14/2035	1,408,000	1,407,623
5.50%, 05/22/2054(c)	5,895,000	5,562,769
5.95%, 05/14/2055	2,836,000	2,824,322
5.60%, 05/22/2064	2,564,000	2,388,093
6.05%, 05/14/2065	3,141,000	3,124,449
		28,829,833
Alternative Carriers–0.02%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	108,000	110,900
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	537,000	559,272
		670,172
Application Software–0.39%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	1,171,000	1,139,061
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	624,000	577,679
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	387,000	386,888
8.25%, 06/30/2032(b)	157,000	165,244
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Application Software–(continued)
Fair Isaac Corp., 6.00%, 05/15/2033(b)	$2,603,000	$2,604,593
Intuit, Inc., 5.20%, 09/15/2033	2,972,000	3,041,099
Roper Technologies, Inc.,
4.75%, 02/15/2032	534,000	528,473
4.90%, 10/15/2034(c)	2,553,000	2,478,030
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	1,518,000	1,517,256
6.50%, 06/01/2032(b)(c)	1,448,000	1,487,888
Synopsys, Inc., 5.70%, 04/01/2055	1,135,000	1,084,308
		15,010,519
Asset Management & Custody Banks–2.32%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	6,618,000	6,506,103
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	2,125,000	2,215,214
4.50%, 05/13/2032(c)	784,000	768,708
5.15%, 05/15/2033	3,087,000	3,115,098
5.20%, 04/15/2035	6,377,000	6,323,685
Ares Capital Corp.,
5.88%, 03/01/2029	27,000	27,369
5.95%, 07/15/2029(c)	21,000	21,380
5.50%, 09/01/2030	6,048,000	6,002,205
5.80%, 03/08/2032	42,000	41,410
Ares Strategic Income Fund,
5.70%, 03/15/2028	3,607,000	3,613,832
6.20%, 03/21/2032	65,000	64,527
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	3,465,000	3,502,404
4.54%, 02/01/2029(d)	1,259,000	1,264,076
4.98%, 03/14/2030(c)(d)	645,000	656,163
5.06%, 07/22/2032(d)	2,579,000	2,607,739
5.83%, 10/25/2033(d)	1,450,000	1,517,973
4.71%, 02/01/2034(d)	1,087,000	1,059,476
5.19%, 03/14/2035(c)(d)	663,000	662,852
Series J, 4.97%, 04/26/2034(d)	1,655,000	1,638,228
Series G, 4.70%(d)(e)	1,509,000	1,503,634
BlackRock, Inc., 4.75%, 05/25/2033	2,988,000	2,993,721
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	1,794,000	1,824,977
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	5,259,000	5,329,130
Citadel L.P.,
6.00%, 01/23/2030(b)	518,000	530,475
6.38%, 01/23/2032(b)	1,133,000	1,170,607
Northern Trust Corp., 6.13%, 11/02/2032	1,600,000	1,703,515
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
5.29% (SOFR + 0.95%), 04/24/2028(c)(f)	$2,123,000	$2,134,471
5.82%, 11/04/2028(d)	429,000	443,195
5.68%, 11/21/2029(c)(d)	2,975,000	3,094,390
4.73%, 02/28/2030	5,583,000	5,619,052
4.83%, 04/24/2030	3,210,000	3,238,482
4.82%, 01/26/2034(c)(d)	619,000	607,503
6.12%, 11/21/2034(d)	3,012,000	3,149,515
5.15%, 02/28/2036(d)	6,455,000	6,421,816
6.45%(d)(e)	7,654,000	7,648,671
		89,021,596
Automobile Manufacturers–1.63%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	37,000	36,403
3.75%, 01/30/2031(b)(c)	2,490,000	2,262,271
American Honda Finance Corp., 4.60%, 04/17/2030	806,000	800,632
Daimler Truck Finance North America LLC (Germany), 5.63%, 01/13/2035(b)	7,186,000	7,192,144
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	2,984,000	3,018,713
2.70%, 08/10/2026	826,000	799,304
7.35%, 11/04/2027	2,388,000	2,458,654
5.92%, 03/20/2028(c)	6,253,000	6,267,389
6.80%, 05/12/2028	3,713,000	3,792,048
6.80%, 11/07/2028	54,000	55,171
7.35%, 03/06/2030	48,000	50,018
7.20%, 06/10/2030(c)	2,074,000	2,153,842
Hyundai Capital America,
5.50%, 03/30/2026(b)	21,000	21,117
5.00%, 01/07/2028(b)(c)	6,172,000	6,180,073
5.35%, 03/19/2029(b)	14,000	14,140
5.30%, 01/08/2030(b)(c)	2,778,000	2,812,440
5.80%, 04/01/2030(b)	115,000	118,030
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,711,000	2,739,640
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)(c)	817,000	799,317
5.13%, 08/01/2034(b)(c)	5,061,000	4,979,375
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	24,000	24,062
5.35%, 01/09/2035(c)	8,834,000	8,933,842
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	3,581,000	3,602,476
4.60%, 06/08/2029(b)	55,000	53,755
5.60%, 03/22/2034(b)(c)	3,373,000	3,336,014
		62,500,870
Automotive Parts & Equipment–0.61%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	4,316,000	4,399,105
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	535,000	562,489
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	$1,470,000	$1,479,133
5.00%, 02/15/2029(b)(c)	1,450,000	1,476,192
4.90%, 05/01/2033(b)	2,987,000	2,950,522
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	624,000	634,716
Magna International, Inc. (Canada), 5.88%, 06/01/2035	1,083,000	1,091,700
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	880,000	829,787
PHINIA, Inc.,
6.75%, 04/15/2029(b)	263,000	269,144
6.63%, 10/15/2032(b)	298,000	296,523
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	2,886,000	2,862,708
7.13%, 04/14/2030(b)	3,045,000	2,938,511
6.88%, 04/23/2032(b)	4,085,000	3,750,538
		23,541,068
Automotive Retail–0.28%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	425,000	404,390
AutoZone, Inc.,
4.75%, 08/01/2032	1,069,000	1,048,327
5.20%, 08/01/2033	1,780,000	1,785,165
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(g)	511,000	593,072
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	601,000	576,419
6.38%, 01/15/2030(b)	559,000	570,329
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	295,000	284,416
8.25%, 08/01/2031(b)(c)	538,000	570,844
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	574,000	566,621
4.38%, 01/15/2031(b)(c)	617,000	578,692
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	4,057,000	3,961,566
		10,939,841
Biotechnology–0.72%
AbbVie, Inc.,
5.05%, 03/15/2034(c)	1,241,000	1,245,032
4.88%, 11/14/2048(c)	1,183,000	1,047,056
5.40%, 03/15/2054	191,000	180,912
5.50%, 03/15/2064	3,528,000	3,348,956
Amgen, Inc.,
5.25%, 03/02/2030	2,244,000	2,301,387
4.40%, 05/01/2045	425,000	352,699
5.65%, 03/02/2053	7,552,000	7,193,810
5.75%, 03/02/2063	5,643,000	5,338,915
Gilead Sciences, Inc.,
5.25%, 10/15/2033	2,905,000	2,959,125
5.55%, 10/15/2053	3,911,000	3,752,793
		27,720,685
Principal Amount		Value
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	$276,000	$271,027
Broadcasting–0.09%
Gray Media, Inc., 10.50%, 07/15/2029(b)	103,000	109,629
Paramount Global,
5.85%, 09/01/2043	1,759,000	1,507,888
4.95%, 05/19/2050(c)	1,832,000	1,381,552
Univision Communications, Inc.,
6.63%, 06/01/2027(b)(c)	447,000	447,287
7.38%, 06/30/2030(b)	117,000	109,461
		3,555,817
Broadline Retail–0.09%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	2,726,000	2,748,203
Kohl’s Corp.,
10.00%, 06/01/2030(b)	49,000	50,367
5.13%, 05/01/2031	360,000	230,786
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	75,000	69,589
6.70%, 07/15/2034(b)	634,000	536,618
		3,635,563
Building Products–0.33%
Carrier Global Corp., 5.90%, 03/15/2034	744,000	781,952
Holcim Finance US LLC (Switzerland),
4.70%, 04/07/2028(b)	3,651,000	3,670,735
4.95%, 04/07/2030(b)	2,570,000	2,587,940
5.40%, 04/07/2035(b)	3,986,000	3,973,353
Lennox International, Inc., 5.50%, 09/15/2028	1,755,000	1,802,991
		12,816,971
Cable & Satellite–0.72%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	743,000	735,799
5.38%, 06/01/2029(b)(c)	345,000	340,450
6.38%, 09/01/2029(b)	198,000	200,809
4.75%, 02/01/2032(b)	234,000	216,772
4.50%, 05/01/2032	1,058,000	963,699
4.25%, 01/15/2034(b)(c)	650,000	561,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	9,000	8,999
6.65%, 02/01/2034	4,155,000	4,369,322
5.75%, 04/01/2048	1,122,000	985,232
6.83%, 10/23/2055(c)	2,033,000	2,025,652
Comcast Corp.,
5.50%, 11/15/2032(c)	2,756,000	2,857,821
3.45%, 02/01/2050	156,000	104,725
2.89%, 11/01/2051	192,000	114,049
6.05%, 05/15/2055	7,765,000	7,754,633
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	849,000	846,099
5.80%, 12/15/2053(b)	2,971,000	2,633,193
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	$288,000	$283,688
10.00%, 02/15/2031(b)	286,000	278,570
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	112,153
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	567,000	561,487
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	500,000	573,402
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,168,164
		27,696,275
Cargo Ground Transportation–0.27%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	8,000	8,066
4.40%, 07/01/2027(b)	2,237,000	2,225,124
5.70%, 02/01/2028(b)(c)	1,006,000	1,030,750
5.55%, 05/01/2028(b)(c)	2,781,000	2,842,971
6.05%, 08/01/2028(b)	2,052,000	2,128,448
6.20%, 06/15/2030(b)(c)	617,000	652,560
Ryder System, Inc., 4.90%, 12/01/2029	1,348,000	1,349,740
		10,237,659
Casinos & Gaming–0.03%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	652,000	589,606
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	556,000	560,275
		1,149,881
Commercial & Residential Mortgage Finance–0.27%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)(c)	1,685,000	1,743,229
6.75%, 10/25/2028(b)	2,441,000	2,579,516
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	552,000	562,626
7.13%, 02/01/2032(b)	531,000	553,322
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,221,000	2,274,987
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	302,000	286,929
Radian Group, Inc., 6.20%, 05/15/2029	1,661,000	1,710,669
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	228,699
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	555,000	562,489
		10,502,466
Commodity Chemicals–0.04%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	1,313,000	1,352,421
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	1,010,000	956,592
Principal Amount		Value
Computer & Electronics Retail–0.27%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	$8,665,000	$8,555,426
8.10%, 07/15/2036	149,000	176,217
Leidos, Inc., 5.75%, 03/15/2033	1,422,000	1,461,654
		10,193,297
Construction Machinery & Heavy Transportation Equipment– 1.12%
Caterpillar, Inc.,
5.20%, 05/15/2035	2,909,000	2,920,537
5.50%, 05/15/2055	938,000	915,745
Cummins, Inc.,
4.70%, 02/15/2031	8,722,000	8,694,938
5.15%, 02/20/2034	2,311,000	2,330,139
5.30%, 05/09/2035	7,383,000	7,376,835
5.45%, 02/20/2054(c)	2,952,000	2,781,504
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	553,461
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	4,664,000	4,691,213
5.50%, 05/29/2035	12,924,000	12,955,917
		43,220,289
Consumer Electronics–0.09%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	1,598,000	1,621,739
5.63%, 04/24/2029(b)	1,692,500	1,733,313
		3,355,052
Consumer Finance–1.39%
American Express Co.,
5.65%, 04/23/2027(d)	64,000	64,589
4.73%, 04/25/2029(c)(d)	3,303,000	3,322,106
5.60% (SOFR + 1.26%), 04/25/2029(f)	10,183,000	10,257,339
5.53%, 04/25/2030(d)	8,783,000	9,077,766
5.36% (SOFR + 1.02%), 01/30/2031(f)	963,000	955,181
5.02%, 04/25/2031(d)	7,303,000	7,387,801
5.44%, 01/30/2036(d)	3,862,000	3,888,934
5.67%, 04/25/2036(d)	4,889,000	4,993,898
Capital One Financial Corp., 7.15%, 10/29/2027(d)	1,334,000	1,376,650
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,081,000	1,124,511
FirstCash, Inc.,
5.63%, 01/01/2030(b)	283,000	281,250
6.88%, 03/01/2032(b)(c)	5,325,000	5,464,826
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	195,547
Navient Corp.,
5.00%, 03/15/2027(c)	389,000	385,288
9.38%, 07/25/2030	173,000	188,559
OneMain Finance Corp.,
6.63%, 05/15/2029	360,000	364,463
4.00%, 09/15/2030	171,000	154,023
6.75%, 03/15/2032	260,000	258,753
7.13%, 09/15/2032	3,630,000	3,657,122
		53,398,606
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Consumer Staples Merchandise Retail–0.35%
Dollar General Corp.,
5.00%, 11/01/2032(c)	$666,000	$655,326
5.50%, 11/01/2052(c)	1,696,000	1,504,024
Target Corp., 5.00%, 04/15/2035(c)	3,962,000	3,896,111
Walmart, Inc.,
4.35%, 04/28/2030	6,225,000	6,249,813
4.90%, 04/28/2035	68,000	68,038
4.50%, 09/09/2052(c)	1,389,000	1,194,974
		13,568,286
Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	892,000	894,632
Data Processing & Outsourced Services–0.02%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	507,000	592,175
Distillers & Vintners–0.06%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	713,000	706,093
Constellation Brands, Inc.,
4.80%, 05/01/2030	1,235,000	1,234,314
4.90%, 05/01/2033(c)	559,000	547,432
		2,487,839
Distributors–0.28%
Genuine Parts Co.,
6.50%, 11/01/2028(c)	3,989,000	4,219,320
4.95%, 08/15/2029	3,006,000	3,034,020
6.88%, 11/01/2033	3,321,000	3,639,887
		10,893,227
Diversified Banks–16.16%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	7,620,000	7,539,066
7.50%(b)(d)(e)	7,160,000	7,014,088
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	2,728,000	2,937,439
5.20%, 09/30/2035(b)(c)(d)	13,833,000	13,433,137
6.75%(b)(d)(e)	2,512,000	2,534,894
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	1,811,000	1,992,210
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	2,600,000	2,632,087
8.00%(d)(e)	63,492	66,486
9.63%(d)(e)	2,600,000	2,868,700
9.63%(c)(d)(e)	3,400,000	3,917,786
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.39% (SOFR + 1.05%), 02/04/2028(c)(f)	$1,072,000	$1,081,132
5.17% (SOFR + 0.83%), 01/24/2029(c)(f)	2,671,000	2,667,047
5.20%, 04/25/2029(d)	3,034,000	3,083,705
5.16%, 01/24/2031(d)	1,460,000	1,482,081
5.35% (SOFR + 1.01%), 01/24/2031(f)	3,759,000	3,725,236
5.43%, 08/15/2035(d)	4,975,000	4,876,504
5.51%, 01/24/2036(d)	6,719,000	6,774,617
5.74%, 02/12/2036(d)	8,004,000	7,961,811
5.46%, 05/09/2036(c)(d)	6,411,000	6,455,965
2.48%, 09/21/2036(d)	284,000	237,471
7.75%, 05/14/2038	1,550,000	1,815,522
3.31%, 04/22/2042(d)	363,000	270,704
6.63%(c)(d)(e)	4,732,000	4,818,823
Series DD, 6.30%(c)(d)(e)	780,000	787,912
Series TT, 6.13%(d)(e)	93,000	93,874
Bank of Montreal (Canada),
7.70%, 05/26/2084(d)	5,935,000	6,136,446
7.30%, 11/26/2084(d)	4,765,000	4,775,940
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,876,000	1,892,562
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(d)	3,421,000	3,612,658
8.00%, 01/27/2084(d)	3,504,000	3,700,445
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	2,132,000	2,151,276
6.69%, 09/13/2034(d)	77,000	82,732
3.33%, 11/24/2042(d)	423,000	303,954
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	2,724,000	2,720,209
5.79% (SOFR + 1.43%), 05/09/2029(b)(f)	9,072,000	9,141,180
5.09%, 05/09/2031(b)(c)(d)	8,648,000	8,656,423
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	4,221,000	4,383,744
6.92%, 01/14/2046(b)(c)(d)	2,138,000	2,188,797
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	7,270,000	7,234,208
Citigroup, Inc.,
5.48% (SOFR + 1.14%), 05/07/2028(f)	7,863,000	7,883,188
5.21% (SOFR + 0.87%), 03/04/2029(f)	963,000	955,248
5.17%, 02/13/2030(d)	1,561,000	1,581,496
4.54%, 09/19/2030(d)	4,371,000	4,318,657
4.95%, 05/07/2031(d)	8,629,000	8,625,491
5.80% (SOFR + 1.46%), 05/07/2031(f)	8,412,000	8,453,908
6.17%, 05/25/2034(d)	4,087,000	4,189,310
5.83%, 02/13/2035(d)	5,537,000	5,524,812
6.02%, 01/24/2036(d)	3,367,000	3,388,573
3.88%, 01/24/2039(d)	283,000	237,792
5.41%, 09/19/2039(d)	5,091,000	4,860,831
2.90%, 11/03/2042(d)	291,000	200,246
5.61%, 03/04/2056(d)	9,992,000	9,526,346
Series AA, 7.63%(c)(d)(e)	5,029,000	5,258,212
Series BB, 7.20%(d)(e)	3,724,000	3,842,796
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series DD, 7.00%(c)(d)(e)	$4,689,000	$4,824,259
Series W, 4.00%(d)(e)	2,301,000	2,283,202
Series Z, 7.38%(c)(d)(e)	4,989,000	5,163,025
Comerica, Inc., 5.98%, 01/30/2030(c)(d)	912,000	927,174
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,315,837
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(d)	3,503,000	3,534,995
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	2,920,000	2,921,760
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	624,000	599,092
6.34%, 07/27/2029(c)(d)	386,000	403,845
4.77%, 07/28/2030(d)	1,372,000	1,367,835
5.63%, 01/29/2032(d)	434,000	445,762
4.34%, 04/25/2033(c)(d)	1,114,000	1,044,935
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	2,564,000	2,596,486
5.60%, 05/17/2028(d)	3,439,000	3,491,312
5.21%, 08/11/2028(d)	1,618,000	1,634,974
5.29%, 11/19/2030(d)	4,329,000	4,373,594
5.13%, 03/03/2031(d)	3,501,000	3,511,203
5.24%, 05/13/2031(d)	6,072,000	6,100,968
5.91% (SOFR + 1.57%), 05/13/2031(f)	9,801,000	9,850,009
7.40%, 11/13/2034(d)	2,162,000	2,382,279
5.79%, 05/13/2036(d)	6,403,000	6,450,106
6.33%, 03/09/2044(d)	3,989,000	4,188,428
6.88%(d)(e)	2,421,000	2,442,351
6.95%(d)(e)	2,730,000	2,720,301
7.05%(d)(e)	9,301,000	9,325,094
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	2,681,000	2,733,787
JPMorgan Chase & Co.,
5.54% (SOFR + 1.20%), 01/23/2028(f)	963,000	968,415
5.57%, 04/22/2028(d)	2,513,000	2,559,835
4.32%, 04/26/2028(d)	1,557,000	1,550,642
4.85%, 07/25/2028(d)	1,222,000	1,228,409
4.92%, 01/24/2029(d)	1,239,000	1,250,071
5.30%, 07/24/2029(d)	2,076,000	2,118,530
6.09%, 10/23/2029(d)	2,246,000	2,346,160
5.01%, 01/23/2030(d)	969,000	980,733
5.58%, 04/22/2030(d)	2,118,000	2,186,927
5.00%, 07/22/2030(d)	3,672,000	3,707,164
4.60%, 10/22/2030(d)	3,945,000	3,922,797
5.14%, 01/24/2031(d)	3,050,000	3,098,283
5.10%, 04/22/2031(d)	3,922,000	3,979,875
4.59%, 04/26/2033(c)(d)	1,412,000	1,377,007
4.91%, 07/25/2033(d)	141,000	139,785
5.72%, 09/14/2033(d)	3,322,000	3,417,371
5.35%, 06/01/2034(d)	61,000	61,717
5.34%, 01/23/2035(d)	1,041,000	1,047,793
5.50%, 01/24/2036(d)	3,936,000	3,984,167
5.57%, 04/22/2036(d)	8,648,000	8,801,967
3.88%, 07/24/2038(d)	244,000	210,244
5.53%, 11/29/2045(d)	4,362,000	4,274,582
Principal Amount		Value
Diversified Banks–(continued)
4.26%, 02/22/2048(d)	$664,000	$544,003
Series W, 5.59% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	2,224,000	1,954,471
Series CC, 7.12% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	1,002,000	1,004,466
Series NN, 6.88%(c)(d)(e)	2,859,000	2,988,194
Series OO, 6.50%(c)(d)(e)	15,589,000	15,839,032
KeyBank N.A., 5.85%, 11/15/2027(c)	1,077,000	1,105,015
KeyCorp, 2.55%, 10/01/2029(c)	562,000	512,416
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	2,079,000	2,089,224
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	1,493,000	1,506,101
5.26%, 04/17/2030(c)(d)	3,539,000	3,606,113
5.16%, 04/24/2031(c)(d)	4,826,000	4,894,675
5.82% (SOFR + 1.48%), 04/24/2031(f)	3,395,000	3,453,900
5.41%, 04/19/2034(c)(d)	1,558,000	1,578,324
5.43%, 04/17/2035(d)	4,807,000	4,832,678
5.57%, 01/16/2036(d)	5,682,000	5,770,577
5.62%, 04/24/2036(d)	25,461,000	25,871,586
8.20%(c)(d)(e)	4,841,000	5,231,703
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	1,548,000	1,599,020
5.38%, 07/10/2030(d)	3,614,000	3,689,448
5.59%, 07/10/2035(c)(d)	5,899,000	5,981,450
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	110,000	112,221
5.02%, 01/12/2029(c)(d)	1,405,000	1,419,504
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	392,000	407,762
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	7,984,000	8,077,543
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	2,762,000	2,818,558
5.00%, 05/30/2028(b)	1,587,000	1,616,360
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(e)	3,074,000	2,979,006
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,296,000	1,301,708
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	1,766,000	1,239,529
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	2,351,000	2,417,896
5.58%, 06/12/2029(d)	2,592,000	2,667,576
4.90%, 05/13/2031(d)	7,975,000	7,984,931
4.63%, 06/06/2033(d)	233,000	221,503
6.04%, 10/28/2033(d)	1,709,000	1,788,893
5.07%, 01/24/2034(d)	1,723,000	1,703,007
6.88%, 10/20/2034(d)	2,684,000	2,943,731
Series U, 6.00%(d)(e)	55,000	55,239
Series V, 6.20%(c)(d)(e)	2,416,000	2,455,816
Series W, 6.25%(c)(d)(e)	2,707,000	2,724,336
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
5.17% (SOFR + 0.83%), 01/24/2029(f)	$963,000	$960,598
4.95%, 02/01/2029(c)	649,000	660,851
5.00%, 02/01/2033(c)	2,538,000	2,546,988
7.50%, 05/02/2084(c)(d)	6,210,000	6,471,391
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	1,477,000	1,498,379
6.75%, 02/08/2028(b)(d)	1,637,000	1,685,349
7.02%, 02/08/2030(b)(d)	2,047,000	2,185,240
5.01%, 10/15/2030(b)(d)	3,176,000	3,175,018
5.24%, 05/13/2031(b)(d)	4,220,000	4,233,767
6.02% (SOFR + 1.68%), 05/13/2031(b)(f)	3,983,000	4,027,101
2.68%, 06/29/2032(b)(d)	3,050,000	2,636,925
7.75%(b)(d)(e)	3,302,000	3,411,091
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	4,413,000	4,360,755
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	42,000	42,604
5.55%, 09/14/2028(b)	2,557,000	2,637,354
5.20%, 03/07/2029(b)(c)	2,828,000	2,883,951
5.35%, 03/07/2034(b)(c)	2,762,000	2,789,145
Synovus Bank, 5.63%, 02/15/2028	4,442,000	4,460,294
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	3,389,000	3,403,637
8.13%, 10/31/2082(d)	3,321,000	3,486,489
7.25%, 07/31/2084(c)(d)	5,419,000	5,549,712
U.S. Bancorp,
5.78%, 06/12/2029(d)	1,998,000	2,063,024
5.84%, 06/12/2034(d)	46,000	47,513
UBS AG (Switzerland), 5.65%, 09/11/2028	2,212,000	2,295,249
Wells Fargo & Co.,
5.12% (SOFR + 0.78%), 01/24/2028(f)	963,000	959,555
5.71%, 04/22/2028(d)	1,557,000	1,586,261
4.81%, 07/25/2028(d)	672,000	673,963
5.71% (SOFR + 1.37%), 04/23/2029(f)	4,295,000	4,324,508
5.57%, 07/25/2029(d)	1,439,000	1,476,492
6.30%, 10/23/2029(d)	1,548,000	1,624,782
5.20%, 01/23/2030(d)	1,092,000	1,110,077
5.15%, 04/23/2031(d)	7,022,000	7,108,331
4.90%, 07/25/2033(d)	913,000	897,699
5.39%, 04/24/2034(d)	1,362,000	1,368,258
5.56%, 07/25/2034(d)	1,493,000	1,512,600
5.50%, 01/23/2035(d)	4,940,000	4,969,724
5.61%, 04/23/2036(d)	9,409,000	9,522,499
5.38%, 11/02/2043	2,858,000	2,636,206
4.75%, 12/07/2046	1,042,000	862,757
4.61%, 04/25/2053(c)(d)	2,175,000	1,792,407
6.85%(d)(e)	3,337,000	3,437,954
7.63%(c)(d)(e)	2,184,000	2,331,946
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(d)	3,581,000	3,556,163
		620,992,986
Principal Amount		Value
Diversified Capital Markets–0.67%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	$6,975,000	$6,861,970
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(i)(j)	3,057,000	183,420
5.25%(b)(d)(e)(i)(j)	1,903,000	114,180
7.25%(b)(d)(e)(i)(j)	330,000	19,800
Deutsche Bank AG (Germany), 5.30%, 05/09/2031(d)	4,527,000	4,534,349
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	18,000	18,200
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,294
5.55%, 04/03/2034(b)	200,000	199,093
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	877,000	881,690
4.75%, 05/12/2028(b)(c)(d)	1,696,000	1,698,630
5.43%, 02/08/2030(b)(d)	830,000	846,806
5.58%, 05/09/2036(b)(d)	3,686,000	3,689,909
4.38%(b)(c)(d)(e)	2,080,000	1,828,263
7.13%(b)(d)(e)	4,871,000	4,791,737
		25,870,341
Diversified Financial Services–2.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(d)	1,056,000	1,083,866
6.50%, 01/31/2056(d)	3,625,000	3,582,152
Apollo Debt Solutions BDC, 6.55%, 03/15/2032(b)	46,000	46,487
Apollo Global Management, Inc., 6.38%, 11/15/2033	2,491,000	2,674,578
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	3,402,000	3,393,809
6.38%, 05/04/2028(b)	2,654,000	2,748,196
5.75%, 03/01/2029(b)	62,000	63,152
5.75%, 11/15/2029(b)	35,000	35,615
5.15%, 01/15/2030(b)	123,000	122,627
BlackRock Funding, Inc.,
4.90%, 01/08/2035(c)	1,591,000	1,585,957
5.35%, 01/08/2055	63,000	59,908
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,738,000	2,726,288
Corebridge Financial, Inc.,
6.05%, 09/15/2033	2,709,000	2,810,191
5.75%, 01/15/2034	3,259,000	3,321,184
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	284,000	280,708
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,778,751
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,087,000	1,110,034
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	22,298,000	21,630,799
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	870,000	838,672
7.13%, 04/30/2031(b)	1,346,000	1,406,958
6.13%, 11/01/2032(b)	5,817,000	5,830,728
6.75%, 05/01/2033(b)	4,135,000	4,243,366
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	$1,852,000	$1,967,832
8.25%, 05/15/2030(b)	4,504,000	4,613,722
LPL Holdings, Inc.,
5.70%, 05/20/2027	2,438,000	2,479,523
5.20%, 03/15/2030(c)	5,513,000	5,540,314
5.15%, 06/15/2030	3,370,000	3,378,916
5.65%, 03/15/2035	7,127,000	7,032,272
5.75%, 06/15/2035	3,105,000	3,085,230
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	14,000	14,485
5.15%, 03/17/2030(b)	40,000	39,428
6.50%, 03/26/2031(b)	19,000	19,761
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,783,907
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	790,000	822,975
		100,152,391
Diversified Metals & Mining–1.70%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028(c)	4,595,000	4,694,684
5.25%, 09/08/2030	2,003,000	2,059,713
5.25%, 09/08/2033	10,220,000	10,310,483
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)(c)	2,902,000	2,916,767
5.37%, 04/04/2029(b)	2,250,000	2,292,104
5.19%, 04/01/2030(b)	5,128,000	5,189,621
5.63%, 04/04/2034(b)(c)	3,278,000	3,298,169
5.67%, 04/01/2035(b)	3,757,000	3,768,535
5.89%, 04/04/2054(b)(c)	1,572,000	1,500,763
6.14%, 04/01/2055(b)(c)	1,563,000	1,533,480
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	565,000	566,857
Rio Tinto Finance (USA) PLC (Australia),
4.50%, 03/14/2028	1,695,000	1,702,434
5.19% (SOFR + 0.84%), 03/14/2028(f)	963,000	968,832
4.88%, 03/14/2030	6,649,000	6,725,922
5.00%, 03/14/2032	1,604,000	1,611,193
5.25%, 03/14/2035	5,485,000	5,470,653
5.13%, 03/09/2053	229,000	204,626
5.75%, 03/14/2055	4,641,000	4,515,990
5.88%, 03/14/2065	3,063,000	2,985,655
Windfall Mining Group, Inc. (South Africa), 5.85%, 05/13/2032(b)	3,109,000	3,108,655
		65,425,136
Diversified REITs–0.16%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	636,000	602,339
Trust Fibra Uno (Mexico), 6.39%, 01/15/2050(b)	4,001,000	3,114,306
Principal Amount		Value
Diversified REITs–(continued)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	$486,000	$515,891
VICI Properties L.P.,
5.13%, 05/15/2032	26,000	25,495
5.75%, 04/01/2034	826,000	829,417
5.63%, 05/15/2052	137,000	122,546
6.13%, 04/01/2054	1,047,000	998,185
		6,208,179
Diversified Support Services–0.30%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	1,824,000	1,914,392
5.04%, 03/25/2030(b)	4,351,000	4,333,454
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	2,475,000	2,530,825
7.75%, 03/15/2031(b)	2,223,000	2,329,821
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	607,000	274,667
		11,383,159
Drug Retail–0.20%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	2,258,000	2,265,166
4.88%, 04/21/2033(b)	3,657,000	3,593,862
CVS Pass-Through Trust,
6.04%, 12/10/2028	549,340	555,575
5.77%, 01/10/2033(b)	1,090,041	1,080,027
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	60,000	55,463
4.10%, 04/15/2050	66,000	56,133
		7,606,226
Electric Utilities–7.76%
AEP Texas, Inc., 5.25%, 05/15/2052	1,193,000	1,039,620
AEP Transmission Co. LLC, 5.38%, 06/15/2035	1,019,000	1,024,173
Alabama Power Co.,
5.85%, 11/15/2033	1,393,000	1,465,546
5.10%, 04/02/2035	2,342,000	2,326,271
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,414,000	1,499,633
American Electric Power Co., Inc.,
5.75%, 11/01/2027	1,191,000	1,225,992
5.20%, 01/15/2029	1,491,000	1,520,007
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	2,619,000	2,637,591
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	188,000	137,593
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	561,000	555,747
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	1,601,000	1,611,469
6.19%, 06/01/2035(b)	5,066,000	5,107,698
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	$968,000	$991,577
4.80%, 03/15/2030	2,868,000	2,897,597
5.05%, 03/01/2035(c)	1,636,000	1,610,816
Series AJ, 4.85%, 10/01/2052	2,895,000	2,507,237
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	4,046,871	4,026,205
Commonwealth Edison Co., 5.95%, 06/01/2055	1,903,000	1,907,596
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053(c)	1,212,000	1,111,819
Consolidated Edison Co. of New York, Inc.,
4.86% (SOFR + 0.52%), 11/18/2027(f)	963,000	961,055
5.50%, 03/15/2034	20,000	20,554
6.15%, 11/15/2052	747,000	765,894
5.90%, 11/15/2053	2,421,000	2,408,434
Series C, 3.00%, 12/01/2060	173,000	98,180
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,042,000	1,100,656
6.50%, 10/01/2053	1,621,000	1,699,212
5.75%, 03/15/2054(c)	2,566,000	2,447,202
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	121,000	126,986
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	604,000	613,918
5.25%, 03/15/2035	4,533,000	4,556,635
5.35%, 01/15/2053(c)	2,182,000	2,018,924
Duke Energy Corp.,
5.00%, 12/08/2027	589,000	596,241
4.85%, 01/05/2029	2,226,000	2,249,988
5.00%, 08/15/2052(c)	2,160,000	1,826,009
6.45%, 09/01/2054(c)(d)	552,000	559,004
Duke Energy Florida LLC, 6.20%, 11/15/2053	174,000	179,651
Duke Energy Indiana LLC,
5.40%, 04/01/2053	4,067,000	3,757,733
5.90%, 05/15/2055	1,085,000	1,075,008
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,497,085
6.38%, 01/13/2055(b)	10,824,000	10,665,126
6.00%, 04/22/2064(b)	4,711,000	4,384,862
9.13%(b)(d)(e)	1,818,000	2,056,391
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	53,000	53,372
Entergy Corp., 7.13%, 12/01/2054(d)	2,351,000	2,409,498
Entergy Louisiana LLC,
5.15%, 09/15/2034	2,028,000	2,007,259
5.80%, 03/15/2055	2,433,000	2,361,137
Entergy Texas, Inc.,
5.25%, 04/15/2035	2,854,000	2,848,727
5.55%, 09/15/2054	1,694,000	1,570,485
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	935,000	920,263
Principal Amount		Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029(c)	$1,207,000	$1,229,934
5.13%, 03/15/2031	5,332,000	5,403,528
5.45%, 03/15/2034	1,594,000	1,612,525
5.60%, 03/15/2053	3,317,000	3,085,828
5.88%, 03/15/2055	5,014,000	4,847,871
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	343,000	348,708
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	2,155,000	2,136,048
5.00%, 01/15/2035	1,679,000	1,637,809
Florida Power & Light Co., 5.80%, 03/15/2065	2,730,000	2,687,483
Georgia Power Co.,
4.65%, 05/16/2028	479,000	483,556
4.95%, 05/17/2033	1,252,000	1,243,039
Indiana Michigan Power Co., 5.63%, 04/01/2053	186,000	177,039
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	1,063,000	1,090,379
5.85%, 09/15/2054	3,273,000	3,264,292
5.30%, 02/01/2055	1,936,000	1,777,372
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029(c)	2,202,000	2,226,124
5.00%, 02/07/2031	2,970,000	3,015,307
5.80%, 01/15/2033(c)	1,161,000	1,213,333
5.00%, 08/15/2034	3,705,000	3,651,625
7.13%, 09/15/2053(c)(d)	9,594,000	9,939,470
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	2,053,000	2,059,590
5.14% (SOFR + 0.80%), 02/04/2028(c)(f)	963,000	964,886
5.00%, 07/15/2032	765,000	763,719
5.45%, 03/15/2035(c)	5,514,000	5,513,207
5.55%, 03/15/2054	5,521,000	5,115,385
6.75%, 06/15/2054(d)	1,579,000	1,618,407
5.90%, 03/15/2055	5,196,000	5,030,589
6.38%, 08/15/2055(d)	6,566,000	6,590,577
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	2,121,000	2,084,680
5.66%, 01/17/2054(b)	1,228,000	1,145,250
Northern States Power Co.,
5.05%, 05/15/2035(c)	3,790,000	3,781,663
5.65%, 05/15/2055	3,910,000	3,795,425
Oglethorpe Power Corp. (An Electric Membership Corp.), 5.90%, 02/01/2055(c)	2,301,000	2,219,305
Ohio Power Co., 5.65%, 06/01/2034	7,425,000	7,495,980
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	8,086,000	7,692,561
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	1,916,000	1,987,167
5.35%, 04/01/2035(b)	1,801,000	1,804,960
5.80%, 04/01/2055(b)	8,856,000	8,608,128
Pacific Gas and Electric Co.,
5.90%, 10/01/2054(c)	1,894,000	1,698,423
6.15%, 03/01/2055(c)	4,827,000	4,475,518
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029(c)	$1,614,000	$1,637,780
5.30%, 02/15/2031(c)	1,807,000	1,837,602
5.45%, 02/15/2034	2,605,000	2,601,725
5.80%, 01/15/2055	2,776,000	2,598,552
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	391,000	394,126
5.15%, 05/15/2030(c)	1,285,000	1,300,122
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,145,000	1,133,928
PSEG Power LLC, 5.20%, 05/15/2030(b)	4,623,000	4,669,380
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,190,000	2,834,943
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	963,000	979,809
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	3,313,000	3,000,490
5.55%, 04/15/2054	2,692,000	2,501,099
Sierra Pacific Power Co., 5.90%, 03/15/2054	4,238,000	4,126,042
Southern Co. (The),
Conv., 3.25%, 06/15/2028(b)	3,832,000	3,830,084
5.70%, 10/15/2032	1,092,000	1,132,277
5.70%, 03/15/2034(c)	4,029,000	4,148,527
4.85%, 03/15/2035	2,571,000	2,475,236
Series B, 4.00%, 01/15/2051(d)	8,530,000	8,466,780
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,822,000	1,878,362
Southwestern Electric Power Co., 5.30%, 04/01/2033	1,417,000	1,401,852
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	2,416,000	2,435,658
Union Electric Co.,
5.20%, 04/01/2034	3,329,000	3,331,590
5.25%, 04/15/2035(c)	2,952,000	2,960,187
5.13%, 03/15/2055	1,870,000	1,669,361
Virginia Electric & Power Co.,
5.00%, 04/01/2033	1,278,000	1,271,023
2.95%, 11/15/2051	312,000	188,841
5.70%, 08/15/2053	251,000	239,458
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,777,000	1,776,933
5.00%, 07/31/2027(b)	244,000	243,441
4.38%, 05/01/2029(b)	78,000	75,453
7.75%, 10/15/2031(b)	3,894,000	4,131,390
6.88%, 04/15/2032(b)	1,818,000	1,892,478
6.95%, 10/15/2033(b)	2,599,000	2,802,970
6.00%, 04/15/2034(b)	1,630,000	1,654,191
5.70%, 12/30/2034(b)	63,000	62,799
Xcel Energy, Inc., 4.75%, 03/21/2028(c)	2,039,000	2,049,858
		298,290,713
Electrical Components & Equipment–0.38%
EnerSys,
4.38%, 12/15/2027(b)	585,000	566,526
6.63%, 01/15/2032(b)	271,000	276,957
Principal Amount		Value
Electrical Components & Equipment–(continued)
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	$3,161,000	$3,165,701
5.25%, 04/30/2032(b)	4,149,000	4,150,008
Regal Rexnord Corp.,
6.05%, 04/15/2028	1,146,000	1,176,880
6.40%, 04/15/2033(c)	5,120,000	5,300,805
		14,636,877
Electronic Components–0.20%
Amphenol Corp.,
5.00%, 01/15/2035	2,316,000	2,298,208
5.38%, 11/15/2054	1,543,000	1,472,858
Corning, Inc., 5.45%, 11/15/2079	3,361,000	2,931,548
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	556,000	494,283
6.63%, 07/15/2032(b)(c)	324,000	327,156
		7,524,053
Electronic Equipment & Instruments–0.08%
Keysight Technologies, Inc., 5.35%, 07/30/2030(c)	3,176,000	3,241,673
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	836,000	845,500
Environmental & Facilities Services–0.53%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	1,196,000	1,150,664
3.50%, 09/01/2028(b)	589,000	561,426
Republic Services, Inc.,
4.88%, 04/01/2029	2,010,000	2,043,545
5.00%, 12/15/2033	2,103,000	2,113,179
5.00%, 04/01/2034(c)	1,646,000	1,648,429
Rollins, Inc., 5.25%, 02/24/2035(b)	2,933,000	2,911,315
Veralto Corp., 5.35%, 09/18/2028	2,700,000	2,772,290
Waste Management, Inc., 5.35%, 10/15/2054(c)	7,763,000	7,348,899
		20,549,747
Financial Exchanges & Data–0.29%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	949,000	947,738
4.60%, 03/15/2033	1,241,000	1,221,942
4.95%, 06/15/2052(c)	1,990,000	1,765,340
5.20%, 06/15/2062	2,521,000	2,281,717
Moody’s Corp.,
5.25%, 07/15/2044	727,000	676,346
3.10%, 11/29/2061	325,000	194,096
Nasdaq, Inc.,
5.35%, 06/28/2028	856,000	878,714
5.55%, 02/15/2034	1,271,000	1,305,065
5.95%, 08/15/2053(c)	696,000	691,532
6.10%, 06/28/2063	1,362,000	1,349,880
		11,312,370
Food Distributors–0.05%
Sysco Corp., 5.10%, 09/23/2030	1,915,000	1,942,680
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Food Retail–0.07%
Kroger Co. (The), 5.65%, 09/15/2064	$3,086,000	$2,851,881
Forest Products–0.09%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	1,495,000	1,496,968
4.95%, 06/30/2032(b)	2,049,000	2,055,538
		3,552,506
Gas Utilities–0.60%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	1,266,000	1,338,003
6.20%, 11/15/2053	1,343,000	1,407,229
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,800,000	1,812,889
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	1,843,000	1,843,310
5.75%, 05/28/2035(b)	3,459,000	3,467,659
6.50%, 05/28/2055(b)	4,106,000	4,135,247
Southwest Gas Corp., 5.45%, 03/23/2028	693,000	706,923
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	2,866,000	2,995,939
7.75%, 05/01/2035(b)(c)	5,143,000	5,420,393
		23,127,592
Gold–0.03%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	1,123,000	1,148,135
Health Care Distributors–0.47%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	1,328,000	1,341,380
McKesson Corp.,
4.65%, 05/30/2030	5,167,000	5,175,642
4.95%, 05/30/2032	4,548,000	4,562,417
5.25%, 05/30/2035	6,822,000	6,840,549
		17,919,988
Health Care Equipment–0.37%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,011,000	5,992,413
Stryker Corp.,
4.25%, 09/11/2029	772,000	766,618
4.85%, 02/10/2030	3,592,000	3,629,923
5.20%, 02/10/2035	3,957,000	3,963,206
		14,352,160
Health Care Facilities–0.35%
Adventist Health System, 5.76%, 12/01/2034	1,249,000	1,233,032
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,513,000	1,361,599
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	551,000	546,554
Tenet Healthcare Corp.,
4.25%, 06/01/2029	1,170,000	1,124,298
6.75%, 05/15/2031	532,000	548,320
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,638,000	1,605,699
5.05%, 10/15/2034(c)	4,018,000	3,774,081
Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033(c)	$2,379,000	$2,343,217
5.38%, 05/15/2043	817,000	754,892
		13,291,692
Health Care REITs–0.22%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	978,000	928,972
5.15%, 04/15/2053	63,000	53,137
5.63%, 05/15/2054	5,359,000	4,824,854
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(h)	895,000	860,263
Healthpeak OP LLC, 5.38%, 02/15/2035(c)	1,641,000	1,624,815
		8,292,041
Health Care Services–1.53%
Cigna Group (The), 3.40%, 03/15/2051	150,000	97,452
CommonSpirit Health,
5.32%, 12/01/2034	4,336,000	4,258,029
5.55%, 12/01/2054(c)	1,453,000	1,325,940
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	290,000	285,938
5.25%, 05/15/2030(b)	377,000	339,828
4.75%, 02/15/2031(b)	251,000	215,058
CVS Health Corp.,
5.00%, 01/30/2029	2,754,000	2,773,184
5.25%, 01/30/2031	972,000	980,410
6.75%, 12/10/2054(d)	5,461,000	5,329,346
7.00%, 03/10/2055(d)	14,765,000	14,909,210
6.00%, 06/01/2063	24,000	22,040
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	277,504
6.75%, 07/15/2033(b)	290,000	293,193
HCA, Inc.,
5.00%, 03/01/2028(c)	2,302,000	2,326,791
5.45%, 09/15/2034	961,000	951,759
5.75%, 03/01/2035	3,592,000	3,621,670
5.25%, 06/15/2049	258,000	223,306
5.90%, 06/01/2053	3,170,000	2,969,678
6.20%, 03/01/2055	2,510,000	2,452,393
Icon Investments Six DAC,
5.81%, 05/08/2027	4,568,000	4,645,579
5.85%, 05/08/2029	5,211,000	5,341,480
6.00%, 05/08/2034	2,590,000	2,593,896
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,320,000	780,982
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,556,000	1,680,525
		58,695,191
Health Care Supplies–0.47%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	303,000	285,799
5.25%, 10/01/2029(b)	290,000	283,627
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.40%, 03/01/2029	$3,111,000	$3,175,374
5.60%, 03/23/2034	5,833,000	5,885,295
5.90%, 04/30/2054(c)	4,637,000	4,453,751
6.00%, 05/15/2064	4,103,000	3,918,221
		18,002,067
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,146,000	1,016,307
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	238,000	223,411
4.45%, 04/01/2062	39,000	29,402
5.80%, 09/15/2062	196,000	184,099
5.85%, 04/01/2063	111,000	105,190
		1,558,409
Homebuilding–0.06%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,943,000	1,891,014
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	567,000	553,226
		2,444,240
Hotel & Resort REITs–0.14%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	995,000	1,002,834
4.95%, 01/15/2035	2,066,000	1,968,152
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	566,000	576,083
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	601,000	550,034
Service Properties Trust,
5.50%, 12/15/2027	556,000	537,004
4.38%, 02/15/2030(c)	764,000	616,742
		5,250,849
Hotels, Resorts & Cruise Lines–0.73%
Carnival Corp.,
5.75%, 03/01/2027(b)	357,000	358,116
7.00%, 08/15/2029(b)(c)	596,000	625,868
5.75%, 03/15/2030(b)	63,000	63,187
5.88%, 06/15/2031(b)	11,479,000	11,493,062
6.13%, 02/15/2033(b)(c)	675,000	677,089
Choice Hotels International, Inc., 5.85%, 08/01/2034	18,000	17,746
Expedia Group, Inc., 5.40%, 02/15/2035(c)	5,595,000	5,521,875
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	1,270,000	1,283,304
6.13%, 04/01/2032(b)(c)	795,000	807,766
5.88%, 03/15/2033(b)(c)	1,108,000	1,116,260
Marriott International, Inc., 5.30%, 05/15/2034	1,500,000	1,488,897
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)(c)	961,000	963,927
6.25%, 03/15/2032(b)	1,149,000	1,165,230
6.00%, 02/01/2033(b)	2,277,000	2,286,596
		27,868,923
Principal Amount		Value
Household Appliances–0.02%
Whirlpool Corp., 4.70%, 05/14/2032(c)	$650,000	$597,596
Household Products–0.01%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)(c)	594,000	558,645
Housewares & Specialties–0.02%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	175,900
6.38%, 05/15/2030(c)	625,000	588,715
		764,615
Human Resource & Employment Services–0.11%
Paychex, Inc.,
5.10%, 04/15/2030(c)	2,577,000	2,611,571
5.60%, 04/15/2035(c)	1,505,000	1,530,991
		4,142,562
Independent Power Producers & Energy Traders–0.58%
AES Corp. (The),
5.80%, 03/15/2032(c)	13,948,000	13,834,917
6.95%, 07/15/2055(d)	30,000	28,538
Calpine Corp., 5.13%, 03/15/2028(b)	855,000	848,103
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,376,042	1,360,218
NSTAR Electric Co., 4.55%, 06/01/2052	1,193,000	970,050
Vistra Corp.,
7.00%(b)(d)(e)	2,207,000	2,246,152
8.00%(b)(d)(e)	271,000	278,300
Series C, 8.88%(b)(d)(e)	2,374,000	2,555,929
		22,122,207
Industrial Conglomerates–0.66%
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	1,266,000	1,260,885
4.88%, 09/01/2029	2,206,000	2,247,695
4.95%, 09/01/2031	3,741,000	3,806,529
5.00%, 02/15/2033	874,000	876,093
5.25%, 03/01/2054(c)	366,000	338,690
5.35%, 03/01/2064	276,000	252,458
Siemens Funding B.V. (Netherlands),
4.35%, 05/26/2028(b)	8,768,000	8,789,831
4.60%, 05/28/2030(b)	2,427,000	2,432,667
4.90%, 05/28/2032(b)	1,607,000	1,613,225
5.20%, 05/28/2035(b)	2,521,000	2,532,187
5.90%, 05/28/2065(b)	1,057,000	1,073,392
		25,223,652
Industrial Machinery & Supplies & Components–0.50%
Enpro, Inc., 6.13%, 06/01/2033(b)	6,211,000	6,272,721
ESAB Corp., 6.25%, 04/15/2029(b)	833,000	848,077
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	1,739,000	1,761,352
5.40%, 08/14/2028	363,000	372,838
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Nordson Corp.,
5.60%, 09/15/2028	$615,000	$630,520
5.80%, 09/15/2033(c)	1,369,000	1,424,145
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,223,000	2,219,965
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	592,000	565,899
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	5,233,000	5,256,575
		19,352,092
Industrial REITs–0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	771,000	812,063
Insurance Brokers–0.39%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	838,000	857,667
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	793,000	806,818
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	534,000	538,491
5.00%, 02/15/2032(c)	784,000	786,291
5.15%, 02/15/2035	1,614,000	1,589,247
6.75%, 02/15/2054	48,000	51,856
5.55%, 02/15/2055	2,778,000	2,578,592
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	15,000	16,068
HUB International Ltd., 7.25%, 06/15/2030(b)	811,000	845,100
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	2,336,000	2,391,455
2.90%, 12/15/2051	68,000	41,292
6.25%, 11/01/2052	886,000	929,634
5.45%, 03/15/2053	974,000	917,948
5.70%, 09/15/2053	2,667,000	2,611,500
		14,961,959
Integrated Oil & Gas–1.58%
BP Capital Markets PLC, 6.13%(d)(e)	7,146,000	7,012,203
Chevron USA, Inc., 4.81% (SOFR + 0.47%), 02/26/2028(f)	963,000	964,182
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	5,115,000	5,223,765
8.38%, 01/19/2036	832,000	792,434
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,364,109
Occidental Petroleum Corp.,
5.20%, 08/01/2029	711,000	706,720
5.38%, 01/01/2032	734,000	709,038
5.55%, 10/01/2034	3,995,000	3,779,446
6.45%, 09/15/2036	4,412,000	4,340,401
6.20%, 03/15/2040	4,516,000	4,213,776
4.63%, 06/15/2045	5,975,000	4,379,510
6.60%, 03/15/2046	1,942,000	1,841,916
4.10%, 02/15/2047	4,762,000	3,153,792
Principal Amount		Value
Integrated Oil & Gas–(continued)
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	$6,662,000	$6,642,857
5.38%, 06/02/2035(b)	6,734,000	6,724,976
6.38%, 06/02/2055(b)	7,854,000	7,707,641
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	194,912
		60,751,678
Integrated Telecommunication Services–1.82%
AT&T, Inc.,
4.70%, 08/15/2030	5,645,000	5,664,064
5.40%, 02/15/2034	2,186,000	2,216,457
5.38%, 08/15/2035	6,907,000	6,950,024
4.50%, 03/09/2048	270,000	218,873
3.50%, 09/15/2053	342,000	227,499
3.55%, 09/15/2055	15,440,000	10,216,769
6.05%, 08/15/2056	13,111,000	13,146,885
Bell Canada (Canada),
6.88%, 09/15/2055(d)	24,000	24,215
7.00%, 09/15/2055(d)	3,514,000	3,532,276
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	139,295
7.00%, 04/15/2032(b)	95,000	95,729
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(b)	1,386,000	1,463,906
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	101,000	113,877
11.00%, 11/15/2029(b)	196,000	222,590
10.50%, 05/15/2030(b)	199,000	218,154
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	553,000	558,585
7.72%, 06/04/2038	551,000	575,983
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,285,000	1,407,124
Verizon Communications, Inc.,
4.50%, 08/10/2033	11,478,000	11,004,392
5.25%, 04/02/2035(c)	6,907,000	6,883,907
3.40%, 03/22/2041	533,000	403,136
5.50%, 02/23/2054(c)	342,000	325,132
3.00%, 11/20/2060(c)	1,897,000	1,086,350
3.70%, 03/22/2061	1,161,000	782,822
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	2,189,000	2,339,494
		69,817,538
Interactive Media & Services–0.83%
Alphabet, Inc.,
5.25%, 05/15/2055	2,386,000	2,309,087
5.30%, 05/15/2065	2,527,000	2,421,542
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	55,000	48,142
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
4.30%, 08/15/2029	$1,841,000	$1,848,777
4.55%, 08/15/2031	1,232,000	1,236,437
4.75%, 08/15/2034	3,767,000	3,726,519
4.45%, 08/15/2052	1,068,000	883,872
5.40%, 08/15/2054	7,129,000	6,772,415
4.65%, 08/15/2062	2,686,000	2,217,109
5.75%, 05/15/2063	3,052,000	3,017,705
5.55%, 08/15/2064	7,842,000	7,509,661
		31,991,266
Internet Services & Infrastructure–0.08%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	3,031,000	3,030,267
Investment Banking & Brokerage–3.56%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	79,000	79,506
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	525,000	555,809
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	98,000	94,847
Charles Schwab Corp. (The),
Series G, 5.38%(d)(e)	7,684,000	7,684,000
Series K, 5.00%(c)(d)(e)	1,548,000	1,543,163
Goldman Sachs Group, Inc. (The),
5.14% (SOFR + 0.79%), 12/09/2026(f)	43,000	43,050
5.16% (SOFR + 0.81%), 03/09/2027(f)	65,000	65,071
5.26% (SOFR + 0.92%), 10/21/2027(f)	596,000	596,519
6.29% (3 mo. Term SOFR + 2.01%), 10/28/2027(f)	963,000	979,614
5.46% (SOFR + 1.12%), 02/24/2028(f)	518,000	519,177
5.63% (SOFR + 1.29%), 04/23/2028(f)	3,446,000	3,468,452
4.48%, 08/23/2028(d)	821,000	818,383
5.73%, 04/25/2030(d)	1,919,000	1,983,859
5.05%, 07/23/2030(d)	3,062,000	3,088,992
4.69%, 10/23/2030(c)(d)	2,323,000	2,315,543
5.21%, 01/28/2031(d)	3,219,000	3,265,305
5.22%, 04/23/2031(d)	7,064,000	7,168,845
5.85%, 04/25/2035(d)	2,914,000	2,999,928
5.33%, 07/23/2035(d)	3,181,000	3,155,316
5.54%, 01/28/2036(c)(d)	9,079,000	9,146,774
6.75%, 10/01/2037(c)	1,583,000	1,703,400
4.02%, 10/31/2038(d)	283,000	241,115
3.21%, 04/22/2042(d)	184,000	133,891
4.80%, 07/08/2044	1,550,000	1,355,933
5.73%, 01/28/2056(d)	7,710,000	7,498,568
6.85%(c)(d)(e)	5,340,000	5,397,469
Series T, 3.80%(d)(e)	124,000	122,028
Series V, 4.13%(c)(d)(e)	1,507,000	1,469,387
Series W, 7.50%(c)(d)(e)	7,388,000	7,744,634
Series X, 7.50%(d)(e)	6,870,000	7,171,538
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(d)	$758,000	$767,284
4.99%, 04/12/2029(d)	1,959,000	1,977,780
5.16%, 04/20/2029(d)	3,434,000	3,482,571
5.45%, 07/20/2029(d)	790,000	808,205
6.41%, 11/01/2029(d)	1,846,000	1,946,454
5.17%, 01/16/2030(d)	1,062,000	1,078,578
5.04%, 07/19/2030(d)	2,195,000	2,217,545
4.65%, 10/18/2030(d)	3,444,000	3,422,291
5.19%, 04/17/2031(c)(d)	5,777,000	5,862,968
4.89%, 07/20/2033(d)	40,000	39,416
5.25%, 04/21/2034(d)	4,545,000	4,543,164
5.42%, 07/21/2034(d)	2,348,000	2,369,941
5.47%, 01/18/2035(d)	1,449,000	1,458,165
5.83%, 04/19/2035(d)	2,504,000	2,582,745
5.32%, 07/19/2035(d)	4,408,000	4,381,032
5.59%, 01/18/2036(d)	4,362,000	4,405,990
5.66%, 04/17/2036(d)	11,835,000	12,032,827
5.95%, 01/19/2038(d)	892,000	900,159
Raymond James Financial, Inc., 3.75%, 04/01/2051	119,000	84,804
		136,772,035
IT Consulting & Other Services–0.10%
International Business Machines Corp.,
4.80%, 02/10/2030	157,000	158,475
5.70%, 02/10/2055(c)	3,702,000	3,562,411
		3,720,886
Leisure Products–0.11%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	551,000	573,338
Brunswick Corp., 5.85%, 03/18/2029(c)	1,156,000	1,174,833
Polaris, Inc., 6.95%, 03/15/2029(c)	2,469,000	2,563,265
		4,311,436
Life & Health Insurance–3.11%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	4,355,000	4,203,351
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	2,573,000	2,601,621
4.95%, 03/30/2035(b)	4,518,000	4,401,274
5.40%, 09/30/2054(b)	2,618,000	2,400,692
American National Global Funding, 5.55%, 01/28/2030(b)	1,736,000	1,760,932
American National Group, Inc., 5.00%, 06/15/2027(c)	2,146,000	2,146,121
Athene Global Funding, 5.58%, 01/09/2029(b)	2,984,000	3,047,330
Athene Holding Ltd.,
6.25%, 04/01/2054	2,481,000	2,373,300
6.63%, 05/19/2055	4,672,000	4,657,353
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	7,547,000	7,571,297
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,596,000	1,660,390
5.20%, 01/12/2029(b)(c)	2,568,000	2,617,996
5.20%, 06/24/2029(b)	2,612,000	2,656,838
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	$4,759,000	$4,735,555
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	12,766,000	12,456,120
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	1,784,000	1,857,876
GA Global Funding Trust, 5.50%, 01/08/2029(b)	1,542,000	1,574,662
High Street Funding Trust III, 5.81%, 02/15/2055(b)	2,532,000	2,407,809
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	2,982,000	2,986,203
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	3,873,000	3,882,313
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,622,854
MetLife, Inc.,
4.60%, 05/13/2046	254,000	221,174
5.00%, 07/15/2052	857,000	759,448
5.25%, 01/15/2054	4,259,000	3,912,678
Series G, 6.35%, 03/15/2055(c)(d)	4,852,000	4,886,498
3.85%(d)(e)	40,000	39,742
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	4,520,000	4,535,752
New York Life Global Funding, 4.55%, 01/28/2033(b)(c)	2,466,000	2,387,672
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	4,840,000	4,803,496
6.50%, 04/30/2055(b)(d)	2,839,000	2,883,544
Pacific Life Global Funding II, 5.39% (SOFR + 1.05%), 07/28/2026(b)(f)	187,000	188,241
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(b)	3,279,000	3,301,570
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,631,000	1,617,597
Principal Financial Group, Inc., 5.50%, 03/15/2053	36,000	33,857
Prudential Financial, Inc., 5.20%, 03/14/2035	7,280,000	7,245,209
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	200,000	195,651
		119,634,016
Managed Health Care–0.48%
Humana, Inc., 5.75%, 12/01/2028(c)	913,000	942,758
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	42,000	29,171
Principal Amount		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(c)	$1,623,000	$1,654,183
4.25%, 01/15/2029	865,000	854,949
5.30%, 02/15/2030	2,856,000	2,925,400
5.35%, 02/15/2033(c)	3,188,000	3,218,240
4.50%, 04/15/2033	541,000	516,173
4.25%, 06/15/2048	223,000	172,661
5.05%, 04/15/2053	1,446,000	1,243,853
5.63%, 07/15/2054	3,106,000	2,905,029
5.20%, 04/15/2063	1,960,000	1,673,843
5.75%, 07/15/2064	2,320,000	2,167,102
		18,303,362
Marine Transportation–0.16%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	1,917,000	1,984,089
NCL Corp. Ltd., 6.75%, 02/01/2032(b)(c)	45,000	45,036
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	4,228,000	4,286,266
		6,315,391
Metal, Glass & Plastic Containers–0.39%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	550,000	551,729
CROWN Americas LLC, 5.88%, 06/01/2033(b)	6,500,000	6,460,623
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	614,000	578,644
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,761,000	1,781,302
5.44%, 04/03/2034	3,273,000	3,278,912
5.78%, 04/03/2054	2,387,000	2,273,009
		14,924,219
Movies & Entertainment–0.52%
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	8,116,000	8,161,653
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	609,000	543,494
Netflix, Inc., 5.40%, 08/15/2054	704,000	677,981
Walt Disney Co. (The),
3.50%, 05/13/2040	75,000	60,258
3.80%, 05/13/2060	143,000	101,693
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)	1,527,000	1,296,291
5.05%, 03/15/2042	3,307,000	2,380,310
5.14%, 03/15/2052	5,860,000	3,800,980
5.39%, 03/15/2062	3,779,000	2,434,393
WMG Acquisition Corp., 3.75%, 12/01/2029(b)(c)	585,000	544,217
		20,001,270
Multi-Family Residential REITs–0.31%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	676,000	673,010
5.30%, 12/07/2033(c)	2,523,000	2,559,408
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Multi-Family Residential REITs–(continued)
ERP Operating L.P., 4.95%, 06/15/2032	$2,174,000	$2,165,937
Essex Portfolio L.P., 5.50%, 04/01/2034	1,454,000	1,461,352
Mid-America Apartments L.P., 5.30%, 02/15/2032	3,945,000	4,029,685
UDR, Inc., 5.13%, 09/01/2034	1,087,000	1,059,964
		11,949,356
Multi-line Insurance–0.41%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	833,000	860,113
Allianz SE (Germany), 3.50%(b)(d)(e)	7,600,000	7,403,572
American International Group, Inc.,
4.85%, 05/07/2030	1,523,000	1,529,784
4.38%, 06/30/2050	257,000	207,942
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	5,650,000	5,643,303
		15,644,714
Multi-Utilities–1.49%
Ameren Illinois Co., 4.95%, 06/01/2033(c)	1,389,000	1,385,749
Black Hills Corp., 6.15%, 05/15/2034(c)	6,708,000	6,906,792
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	548,000	548,305
CMS Energy Corp., 6.50%, 06/01/2055(d)	3,065,000	3,032,344
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	3,006,000	3,040,197
6.63%, 05/15/2055(d)	39,000	39,143
DTE Electric Co.,
5.20%, 03/01/2034(c)	1,498,000	1,503,913
5.85%, 05/15/2055	1,857,000	1,853,676
DTE Energy Co.,
4.95%, 07/01/2027	1,177,000	1,186,824
5.85%, 06/01/2034(c)	2,838,000	2,926,291
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,974,000	2,010,418
5.63%, 04/10/2034(b)(c)	1,947,000	1,972,678
5.88%, 04/10/2054(b)(c)	2,163,000	2,066,407
NiSource, Inc.,
5.25%, 03/30/2028(c)	822,000	838,096
5.35%, 04/01/2034	2,380,000	2,388,722
5.85%, 04/01/2055	3,889,000	3,760,776
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	2,421,000	2,539,049
Sempra,
6.88%, 10/01/2054(c)(d)	5,526,000	5,401,452
6.55%, 04/01/2055(c)(d)	8,343,000	7,827,154
6.63%, 04/01/2055(d)	4,953,000	4,673,005
WEC Energy Group, Inc.,
5.15%, 10/01/2027	1,134,000	1,149,629
4.75%, 01/15/2028	178,000	179,822
		57,230,442
Office REITs–0.49%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	4,348,000	4,561,243
8.88%, 04/12/2029	3,224,000	3,436,310
Principal Amount		Value
Office REITs–(continued)
Cousins Properties L.P.,
5.25%, 07/15/2030	$7,223,000	$7,271,834
5.38%, 02/15/2032	1,098,000	1,091,418
5.88%, 10/01/2034	2,315,000	2,337,197
		18,698,002
Oil & Gas Drilling–0.04%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	542,000	546,079
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)(c)	559,000	560,674
Transocean, Inc., 8.75%, 02/15/2030(b)	382,400	387,966
		1,494,719
Oil & Gas Exploration & Production–0.83%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,166,000	1,195,714
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	562,000	554,419
ConocoPhillips Co., 5.70%, 09/15/2063	1,288,000	1,187,622
Devon Energy Corp., 5.00%, 06/15/2045	5,789,000	4,674,651
Diamondback Energy, Inc.,
5.15%, 01/30/2030	3,536,000	3,579,759
6.25%, 03/15/2053(c)	3,839,000	3,669,369
5.90%, 04/18/2064	1,353,000	1,211,943
Expand Energy Corp., 5.38%, 03/15/2030	905,000	900,789
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	59,000	53,510
7.25%, 02/15/2035(b)	1,891,000	1,753,922
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	553,000	547,077
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	614,333	624,345
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,309,317
Var Energi ASA (Norway),
5.88%, 05/22/2030(b)	4,315,000	4,366,088
6.50%, 05/22/2035(b)	3,198,000	3,230,900
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	861,000	859,996
		31,719,421
Oil & Gas Refining & Marketing–0.21%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,887,073
Phillips 66 Co., 5.30%, 06/30/2033(c)	2,157,000	2,148,408
Raizen Fuels Finance S.A. (Brazil),
6.70%, 02/25/2037(b)	1,846,000	1,785,691
6.95%, 03/05/2054(b)	1,840,000	1,690,406
Sunoco L.P., 6.25%, 07/01/2033(b)(c)	590,000	590,467
		8,102,045
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–4.80%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	$4,119,000	$4,210,351
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,609,000	1,647,030
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	623,000	629,770
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	3,706,000	3,321,267
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	2,616,000	2,414,803
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	730,000	840,461
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,900,000	1,938,688
7.63%, 01/15/2083(d)	2,050,000	2,127,462
Series NC5, 8.25%, 01/15/2084(c)(d)	2,518,000	2,645,862
Energy Transfer L.P.,
5.55%, 02/15/2028	394,000	403,716
6.10%, 12/01/2028	1,089,000	1,137,403
6.40%, 12/01/2030	563,000	598,753
7.38%, 02/01/2031(b)(c)	1,043,000	1,092,543
5.55%, 05/15/2034	2,837,000	2,818,043
4.90%, 03/15/2035	4,937,000	4,622,759
5.00%, 05/15/2050	3,542,000	2,866,151
5.95%, 05/15/2054	4,573,000	4,180,235
8.00%, 05/15/2054(c)(d)	1,029,000	1,079,554
6.05%, 09/01/2054	4,708,000	4,356,635
7.13%, 10/01/2054(d)	8,992,000	9,069,718
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	1,135,000	1,254,253
7.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(f)	2,856,000	2,825,423
4.25%, 02/15/2048	439,000	345,038
4.20%, 01/31/2050	1,145,000	877,409
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	571,862
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	8,123,000	8,177,475
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	11,000	11,560
7.88%, 05/15/2032	155,000	157,099
8.00%, 05/15/2033	392,000	398,104
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	4,990,001
6.13%, 02/23/2038(b)	1,166,000	1,186,401
6.51%, 02/23/2042(b)	2,700,000	2,763,350
6.10%, 08/23/2042(b)	6,175,000	6,072,023
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	495,000	512,652
Kinder Morgan, Inc.,
5.15%, 06/01/2030	3,580,000	3,614,820
7.80%, 08/01/2031	6,314,000	7,180,349
7.75%, 01/15/2032	4,937,000	5,609,392
5.20%, 06/01/2033	2,372,000	2,341,949
5.85%, 06/01/2035	3,544,000	3,593,532
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
4.80%, 02/15/2029	$705,000	$707,553
4.70%, 04/15/2048	1,241,000	976,918
5.50%, 02/15/2049	1,907,000	1,676,623
4.95%, 03/14/2052	2,942,000	2,377,303
5.65%, 03/01/2053	570,000	505,275
NFE Financing LLC, 12.00%, 11/15/2029(b)	200,000	85,987
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	543,000	513,911
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	5,965,000	6,604,856
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	594,000	381,260
5.63%, 02/01/2054(b)	988,000	918,544
ONEOK Partners L.P., 6.85%, 10/15/2037	1,936,000	2,046,621
ONEOK, Inc.,
5.65%, 11/01/2028	658,000	677,461
4.40%, 10/15/2029(c)	2,251,000	2,215,852
5.80%, 11/01/2030	1,018,000	1,054,689
6.35%, 01/15/2031	1,993,000	2,103,973
6.10%, 11/15/2032	905,000	941,816
6.05%, 09/01/2033	2,348,000	2,410,353
6.63%, 09/01/2053	4,070,000	4,108,605
Plains All American Pipeline L.P., Series B, 8.70% (3 mo. Term SOFR + 4.37%)(e)(f)	168,000	167,277
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	557,553
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)(d)	2,112,000	2,108,106
7.63%, 03/01/2055(b)(d)	3,602,000	3,639,212
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	614,000	609,057
5.58%, 10/01/2034(b)(c)	2,122,000	2,043,519
6.18%, 10/01/2054(b)	2,663,000	2,426,166
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	2,660,000	2,707,915
Targa Resources Corp.,
5.20%, 07/01/2027	1,162,000	1,173,412
5.50%, 02/15/2035	1,242,000	1,215,586
6.25%, 07/01/2052	2,080,000	1,988,677
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	3,208,000	3,431,825
9.88%, 02/01/2032(b)(c)	2,557,000	2,721,852
9.00%(b)(c)(d)(e)	846,000	798,743
Western Midstream Operating L.P.,
6.15%, 04/01/2033	1,676,000	1,712,971
5.45%, 11/15/2034	3,790,000	3,640,078
5.30%, 03/01/2048	7,714,000	6,234,949
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$1,254,000	$1,282,232
4.80%, 11/15/2029	1,627,000	1,636,582
4.65%, 08/15/2032	917,000	887,791
5.65%, 03/15/2033	2,084,000	2,135,074
5.80%, 11/15/2054	3,210,000	3,041,780
6.00%, 03/15/2055	3,496,000	3,399,620
		184,351,473
Other Specialized REITs–0.04%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	500,000	516,914
4.50%, 02/15/2031(b)	583,000	546,834
6.25%, 01/15/2033(b)(c)	579,000	584,898
		1,648,646
Other Specialty Retail–0.04%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	557,000	569,353
Tractor Supply Co., 5.25%, 05/15/2033(c)	853,000	851,699
		1,421,052
Packaged Foods & Meats–1.40%
General Mills, Inc., 5.50%, 10/17/2028	1,733,000	1,789,467
J.M. Smucker Co. (The), 6.20%, 11/15/2033	1,311,000	1,392,312
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030(b)(c)	1,365,000	1,288,763
4.38%, 01/31/2032(b)(c)	620,000	572,407
Mars, Inc.,
4.60%, 03/01/2028(b)(c)	19,258,000	19,353,140
4.80%, 03/01/2030(b)(c)	2,451,000	2,467,173
5.00%, 03/01/2032(b)	1,939,000	1,946,407
5.20%, 03/01/2035(b)	6,073,000	6,052,509
5.65%, 05/01/2045(b)	2,077,000	2,038,805
5.70%, 05/01/2055(b)	4,628,000	4,493,001
5.80%, 05/01/2065(b)	3,135,000	3,043,892
McCormick & Co., Inc., 4.70%, 10/15/2034	2,886,000	2,741,775
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	1,266,000	1,359,860
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	27,728
The Campbell’s Company,
5.20%, 03/21/2029(c)	1,216,000	1,237,807
4.75%, 03/23/2035(c)	2,580,000	2,433,648
5.25%, 10/13/2054(c)	1,924,000	1,694,916
		53,933,610
Paper & Plastic Packaging Products & Materials–0.21%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	2,163,000	2,178,152
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	1,108,000	1,120,552
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	1,723,000	1,727,699
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–(continued)
Sealed Air Corp.,
5.00%, 04/15/2029(b)	$577,000	$566,931
7.25%, 02/15/2031(b)(c)	2,253,000	2,357,050
6.88%, 07/15/2033(b)	267,000	279,903
		8,230,287
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	78,000	71,425
Passenger Airlines–0.68%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	1,166,069	1,097,851
Series 2021-1, Class B, 3.95%, 07/11/2030	1,343,850	1,260,420
Series 2021-1, Class A, 2.88%, 07/11/2034	1,749,203	1,526,832
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	1,065,000	1,046,472
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	1,633,000	1,600,123
5.31%, 10/20/2031(b)	2,068,000	2,012,905
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,180,204	1,056,167
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	292,119	291,038
4.75%, 10/20/2028(b)	4,785,421	4,768,381
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	1,062,829	1,048,799
Series 2020-1, Class A, 5.88%, 10/15/2027	1,066,084	1,086,023
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,036,081	971,936
Series 2019-1, Class A, 4.55%, 08/25/2031	986,822	910,527
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,612,396	1,525,978
Series 24-A, 5.88%, 02/15/2037	3,188,013	3,129,637
Series AA, 5.45%, 02/15/2037	2,962,988	2,953,292
		26,286,381
Passenger Ground Transportation–0.09%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	60,000	61,153
Uber Technologies, Inc.,
7.50%, 09/15/2027(b)	84,000	84,864
5.35%, 09/15/2054	3,479,000	3,161,765
		3,307,782
Personal Care Products–0.21%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)(c)	566,000	544,722
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Personal Care Products–(continued)
Kenvue, Inc.,
5.05%, 03/22/2028(c)	$840,000	$861,419
5.00%, 03/22/2030(c)	1,615,000	1,654,198
4.90%, 03/22/2033(c)	2,456,000	2,465,020
5.10%, 03/22/2043(c)	1,119,000	1,058,148
5.20%, 03/22/2063(c)	1,183,000	1,073,121
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)(c)	555,000	554,908
		8,211,536
Pharmaceuticals–0.90%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	400,000	396,257
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	45,000	45,864
5.00%, 02/26/2034	34,000	34,237
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	167,000	160,370
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	24,000	25,458
6.25%, 11/15/2053	19,000	19,805
5.55%, 02/22/2054	210,000	199,559
6.40%, 11/15/2063	210,000	221,326
Eli Lilly and Co.,
5.00%, 02/09/2054	1,883,000	1,709,943
5.05%, 08/14/2054	5,020,000	4,586,560
5.10%, 02/09/2064	3,218,000	2,901,023
5.20%, 08/14/2064	1,254,000	1,155,620
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)(c)	511,000	529,565
Merck & Co., Inc.,
5.00%, 05/17/2053	1,510,000	1,352,461
5.15%, 05/17/2063	850,000	765,269
Novartis Capital Corp.,
4.00%, 09/18/2031	2,430,000	2,366,431
4.20%, 09/18/2034(c)	6,294,000	5,961,937
4.70%, 09/18/2054	5,151,000	4,486,996
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 05/19/2033	43,000	42,302
5.34%, 05/19/2063	186,000	167,404
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,392,000	5,452,590
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	1,917,000	1,935,829
		34,516,806
Property & Casualty Insurance–0.24%
Arch Capital Finance LLC, 5.03%, 12/15/2046	249,000	219,254
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	5,580,000	5,302,392
Markel Group, Inc., 6.00%(d)(e)	2,482,000	2,482,000
Travelers Cos., Inc. (The), 5.45%, 05/25/2053(c)	1,320,000	1,263,947
		9,267,593
Principal Amount		Value
Rail Transportation–0.73%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	$3,563,000	$3,310,418
Canadian Pacific Railway Co. (Canada),
5.20%, 03/30/2035(c)	8,797,000	8,770,068
6.13%, 09/15/2115	3,563,000	3,512,381
CSX Corp.,
6.15%, 05/01/2037	88,000	93,284
4.75%, 11/15/2048	186,000	160,900
Norfolk Southern Corp.,
5.05%, 08/01/2030	2,591,000	2,652,282
5.55%, 03/15/2034	1,524,000	1,568,349
5.10%, 05/01/2035	1,219,000	1,204,594
5.35%, 08/01/2054	42,000	39,273
5.95%, 03/15/2064	2,118,000	2,106,768
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,720,364
Union Pacific Corp., 5.15%, 01/20/2063	3,156,000	2,802,776
		27,941,457
Real Estate Development–0.31%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	524,000	560,829
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	527,716
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	7,328,000	8,094,426
6.88%, 07/15/2029	2,707,000	2,803,211
		11,986,182
Regional Banks–0.24%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	2,041,000	1,985,328
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)(d)	686,000	685,056
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	2,324,000	2,377,390
Synovus Financial Corp., 6.17%, 11/01/2030(d)	1,358,000	1,376,245
Truist Financial Corp.,
5.87%, 06/08/2034(d)	38,000	38,942
Series P, 4.95%(c)(d)(e)	1,074,000	1,069,660
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,586,000	1,599,593
		9,132,214
Reinsurance–0.32%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	1,611,000	1,632,145
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	3,251,000	3,125,316
4.70%, 10/15/2051(b)(d)	578,000	560,804
6.75%, 03/15/2054(b)	4,627,000	4,589,429
7.95%, 10/15/2054(b)(d)	2,335,000	2,401,267
		12,308,961
Renewable Electricity–0.03%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	525,000	519,435
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Renewable Electricity–(continued)
Idaho Power Co., 5.20%, 08/15/2034	$719,000	$720,106
		1,239,541
Research & Consulting Services–0.02%
CACI International, Inc., 6.38%, 06/15/2033(b)	813,000	829,821
Restaurants–0.99%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	1,658,000	1,669,641
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	5,640,000	5,762,952
McDonald’s Corp.,
4.60%, 05/15/2030	3,655,000	3,668,917
4.95%, 03/03/2035(c)	14,082,000	13,890,382
5.15%, 09/09/2052	324,000	291,830
5.45%, 08/14/2053(c)	5,845,000	5,526,730
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	6,868,000	7,296,996
		38,107,448
Retail REITs–0.75%
Agree L.P.,
5.63%, 06/15/2034	1,487,000	1,500,030
5.60%, 06/15/2035	2,881,000	2,892,145
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035(c)	1,102,000	1,113,954
Kimco Realty OP LLC,
2.70%, 10/01/2030	332,000	301,109
4.85%, 03/01/2035	2,374,000	2,280,220
Kite Realty Group L.P.,
4.95%, 12/15/2031	1,509,000	1,489,358
5.50%, 03/01/2034	748,000	744,363
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	845,000	833,345
NNN REIT, Inc.,
5.60%, 10/15/2033	1,069,000	1,086,525
5.50%, 06/15/2034	1,392,000	1,394,265
Realty Income Corp.,
4.85%, 03/15/2030(c)	421,000	424,706
5.63%, 10/13/2032	1,356,000	1,402,969
5.13%, 04/15/2035(c)	1,160,000	1,147,208
5.38%, 09/01/2054	963,000	902,735
Regency Centers L.P.,
4.13%, 03/15/2028	747,000	743,049
5.00%, 07/15/2032	2,126,000	2,122,816
5.25%, 01/15/2034	1,486,000	1,488,085
5.10%, 01/15/2035	1,155,000	1,139,742
Simon Property Group L.P., 4.75%, 09/26/2034	6,258,000	5,982,380
		28,989,004
Security & Alarm Services–0.03%
Brink’s Co. (The),
6.50%, 06/15/2029(b)(c)	540,000	551,354
6.75%, 06/15/2032(b)(c)	532,000	546,185
		1,097,539
Principal Amount		Value
Self-Storage REITs–1.15%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	$1,318,000	$1,308,881
5.41%, 09/12/2034(c)	2,967,000	2,852,435
Extra Space Storage L.P.,
5.70%, 04/01/2028	889,000	914,074
2.55%, 06/01/2031	380,000	329,523
5.40%, 02/01/2034	2,721,000	2,706,437
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)(c)	865,000	848,719
Prologis L.P.,
4.88%, 06/15/2028	1,219,000	1,236,929
4.63%, 01/15/2033(c)	2,862,000	2,804,155
4.75%, 06/15/2033(c)	3,116,000	3,057,317
5.13%, 01/15/2034	1,574,000	1,576,079
5.00%, 03/15/2034	5,762,000	5,679,240
5.00%, 01/31/2035	3,719,000	3,654,233
5.25%, 05/15/2035	4,222,000	4,200,204
5.25%, 06/15/2053(c)	4,769,000	4,366,561
5.25%, 03/15/2054	6,009,000	5,515,838
Public Storage Operating Co.,
5.13%, 01/15/2029	343,000	352,161
5.35%, 08/01/2053	2,838,000	2,654,586
		44,057,372
Semiconductors–1.24%
Broadcom, Inc.,
5.05%, 07/12/2027	3,859,000	3,909,399
5.05%, 07/12/2029	2,569,000	2,615,573
5.15%, 11/15/2031	2,631,000	2,679,472
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,431,000	1,481,480
5.50%, 01/25/2031(b)	2,213,000	2,243,202
6.15%, 01/25/2032(b)	3,727,000	3,873,161
5.90%, 01/25/2033(b)	744,000	759,969
5.88%, 01/25/2034(b)(c)	4,445,000	4,459,760
6.25%, 01/25/2035(b)	5,449,000	5,610,543
6.10%, 01/25/2036(b)	3,013,000	3,063,483
6.20%, 01/25/2037(b)	3,154,000	3,227,315
6.40%, 01/25/2038(b)	1,272,000	1,318,614
6.30%, 01/25/2039(b)	2,470,000	2,539,388
Micron Technology, Inc.,
5.30%, 01/15/2031	1,551,000	1,561,138
5.65%, 11/01/2032	2,199,000	2,235,244
6.05%, 11/01/2035	6,100,000	6,222,601
		47,800,342
Single-Family Residential REITs–0.23%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	5,814,000	5,792,155
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,133,000	1,138,700
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	2,105,000	2,003,656
		8,934,511
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–1.04%
Coca-Cola Co. (The),
5.30%, 05/13/2054(c)	$9,409,000	$9,002,283
5.40%, 05/13/2064	8,195,000	7,765,288
Coca-Cola FEMSA, S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	6,659,000	6,532,412
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	3,144,000	3,133,817
4.60%, 05/15/2030	10,115,000	10,071,813
5.15%, 05/15/2035	3,434,000	3,365,663
		39,871,276
Sovereign Debt–1.34%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,828,618
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,805,973
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	8,475,000	8,513,137
7.15%, 02/24/2055(b)	5,337,000	5,241,735
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,875,460
6.55%, 02/06/2037(b)	2,180,000	2,185,385
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,729,006
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	6,600,000	6,603,211
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,579,260
5.88%, 01/30/2029(b)	1,992,000	1,985,529
7.13%, 01/17/2033(b)	1,620,000	1,645,864
5.75%, 03/24/2035(b)	4,570,000	4,107,973
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,505,313
		51,606,464
Specialized Consumer Services–0.65%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,852,000	1,835,102
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	912,000	854,119
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	9,078,000	9,053,008
5.63%, 04/28/2035(b)	13,346,000	13,354,863
		25,097,092
Specialized Finance–0.06%
Blackstone Private Credit Fund, 4.95%, 09/26/2027(c)	1,357,000	1,343,019
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	803,000	833,452
		2,176,471
Principal Amount		Value
Specialty Chemicals–0.19%
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	$545,000	$569,356
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,672,310
6.70%, 03/01/2036(b)	3,187,000	3,134,817
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	1,034,000	1,063,290
Wayfair LLC, 7.25%, 10/31/2029(b)	10,000	9,764
		7,449,537
Steel–0.31%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,295,000	2,380,856
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	310,000	305,518
6.88%, 11/01/2029(b)	2,871,000	2,671,750
7.00%, 03/15/2032(b)(c)	371,000	320,469
7.38%, 05/01/2033(b)	33,000	28,377
6.25%, 10/01/2040	196,000	142,700
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,120,000	2,131,136
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	2,459,000	2,464,105
5.75%, 05/07/2035(b)	1,599,000	1,603,278
		12,048,189
Systems Software–0.92%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	157,000	156,222
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,175,000	1,100,575
Oracle Corp.,
6.25%, 11/09/2032(c)	4,761,000	5,084,742
4.90%, 02/06/2033	2,121,000	2,092,706
4.70%, 09/27/2034	4,948,000	4,721,506
4.00%, 11/15/2047	174,000	129,281
6.90%, 11/09/2052	2,842,000	3,071,889
5.55%, 02/06/2053	174,000	159,668
5.38%, 09/27/2054	6,752,000	5,993,091
6.00%, 08/03/2055	3,451,000	3,348,128
5.50%, 09/27/2064	4,527,000	3,990,712
6.13%, 08/03/2065	5,624,000	5,464,482
		35,313,002
Technology Hardware, Storage & Peripherals–0.31%
Apple, Inc.,
3.95%, 08/08/2052	156,000	121,661
4.10%, 08/08/2062	2,891,000	2,232,756
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	3,730,000	3,633,217
5.60%, 10/15/2054(c)	6,248,000	5,836,012
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	75,000	52,692
		11,876,338
Telecom Tower REITs–0.02%
American Tower Corp., 3.10%, 06/15/2050	120,000	75,985
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Telecom Tower REITs–(continued)
SBA Communications Corp., 3.13%, 02/01/2029(c)	$607,000	$565,179
		641,164
Tobacco–1.51%
Altria Group, Inc., 3.70%, 02/04/2051(c)	514,000	347,199
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	3,204,000	3,339,450
6.00%, 02/20/2034(c)	3,881,000	4,039,139
7.08%, 08/02/2043	253,000	273,793
7.08%, 08/02/2053	6,733,000	7,312,877
Philip Morris International, Inc.,
5.13%, 11/17/2027	38,000	38,685
4.88%, 02/13/2029	56,000	56,711
4.63%, 11/01/2029	2,037,000	2,044,654
5.63%, 11/17/2029	576,000	601,285
4.38%, 04/30/2030	6,478,000	6,401,880
5.13%, 02/13/2031	1,119,000	1,138,554
4.75%, 11/01/2031	1,607,000	1,603,769
5.75%, 11/17/2032	3,322,000	3,479,651
5.38%, 02/15/2033	7,530,000	7,681,272
5.63%, 09/07/2033	5,187,000	5,362,968
5.25%, 02/13/2034	2,539,000	2,555,790
4.90%, 11/01/2034(c)	7,150,000	7,014,351
4.88%, 04/30/2035	5,033,000	4,870,011
		58,162,039
Trading Companies & Distributors–0.56%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	5,838,000	5,847,755
Air Lease Corp., Series B, 4.65%(d)(e)	3,307,000	3,261,159
Aircastle Ltd., 5.25%(b)(d)(e)	1,417,000	1,410,655
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	2,239,000	2,156,358
GATX Corp.,
5.50%, 06/15/2035	46,000	45,659
6.05%, 06/05/2054	64,000	62,376
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	1,103,000	1,112,154
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	3,150,000	3,205,521
5.13%, 07/17/2034(b)(c)	4,373,000	4,405,631
		21,507,268
Transaction & Payment Processing Services–0.31%
Fiserv, Inc.,
5.38%, 08/21/2028	2,518,000	2,578,698
5.63%, 08/21/2033	2,646,000	2,694,590
5.45%, 03/15/2034(c)	4,524,000	4,536,677
Mastercard, Inc., 4.85%, 03/09/2033(c)	1,525,000	1,534,821
PayPal Holdings, Inc.,
5.05%, 06/01/2052	208,000	185,282
5.25%, 06/01/2062(c)	366,000	323,944
		11,854,012
Principal Amount		Value
Wireless Telecommunication Services–0.45%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(d)	$2,314,000	$2,333,088
7.13%, 04/15/2055(d)	1,614,000	1,617,157
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	3,106,200	3,120,416
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,257,000	1,014,835
5.65%, 01/15/2053	3,138,000	2,971,016
6.00%, 06/15/2054	1,276,000	1,270,183
5.50%, 01/15/2055	47,000	43,487
5.88%, 11/15/2055	2,986,000	2,910,350
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	604,000	552,350
4.13%, 06/04/2081(d)	1,095,000	985,446
5.13%, 06/04/2081(d)	466,000	345,641
		17,163,969
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,552,066,183)		3,533,945,247
U.S. Treasury Securities–2.75%
U.S. Treasury Bills–0.25%
4.11% - 4.12%, 05/14/2026(k)(l)	10,071,000	9,690,287
U.S. Treasury Bonds–0.76%
5.00%, 05/15/2045	7,504,300	7,581,688
4.63%, 02/15/2055	22,706,200	21,663,134
		29,244,822
U.S. Treasury Notes–1.74%
3.75%, 04/30/2027	13,509,000	13,468,367
3.75%, 05/15/2028	10,727,500	10,696,072
3.88%, 04/30/2030	19,657,100	19,581,850
4.00%, 04/30/2032	3,778,100	3,741,500
4.25%, 05/15/2035	19,442,400	19,225,192
		66,712,981
Total U.S. Treasury Securities (Cost $104,998,168)		105,648,090

Asset-Backed Securities–2.29%
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,881,590
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,548,496	2,505,287
Metronet Infrastructure LLC, 6.01%, 07/20/2055(j)	4,750,000	4,707,126
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,755,389
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,183,177	9,937,983
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,456,500	2,227,627
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,417,967	2,032,807
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$4,713,315	$4,810,356
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,172,010	5,234,268
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,129,225	5,243,179
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,318,275	5,219,269
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,905,350	4,831,139
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	5,034,700	4,961,047
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,219,292	4,098,574
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,066,825	3,151,183
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,741,872
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	5,595,000	5,738,447
Total Asset-Backed Securities (Cost $88,314,431)		88,077,143
Shares
Preferred Stocks–1.15%
Aerospace & Defense–0.09%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,500,640
Diversified Banks–0.42%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	16,158,464
Diversified Financial Services–0.20%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	287,800	7,413,728
Investment Banking & Brokerage–0.27%
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,558,564
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,799,500
		10,358,064
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.(c)	251,487	6,533,632
Total Preferred Stocks (Cost $44,455,139)		43,964,528
Principal Amount
Variable Rate Senior Loan Interests–0.97%(m)(n)
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B, 7.08% (1 mo. SOFR + 2.75%), 01/15/2032	$975,500	974,281
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 6.33% (1 mo Term SOFR + 0.20%), 11/30/2031	1,652,219	1,658,415
	Principal Amount		Value
Passenger Airlines–0.12%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo Term SOFR + 3.25%), 05/07/2032		$4,607,300	$4,632,249
Restaurants–0.24%
Raising Cane’s Restaurants LLC, Term Loan B, 6.33% (1 mo Term SOFR + 2.00%), 09/10/2031		9,250,117	9,290,586
Wireless Telecommunication Services–0.54%
X Corp.,
Term Loan B, 0.00% (3 mo Term SOFR + 6.65%), 10/27/2029		5,668,503	5,620,859
9.50% (6 mo USD LIBOR + 9.50%), 10/27/2029		15,171,000	15,120,025
			20,740,884
Total Variable Rate Senior Loan Interests (Cost $37,340,680)			37,296,415
	Shares
Exchange-Traded Funds–0.17%
Invesco High Yield Bond Factor ETF(o)		65,000	1,449,825
Invesco High Yield Select ETF(o)		9,000	227,700
Invesco Short Duration Total Return Bond ETF(o)		12,000	298,620
Invesco Total Return Bond ETF(o)		100,000	4,626,000
Total Exchange-Traded Funds (Cost $7,823,358)			6,602,145
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.11%(p)
Integrated Telecommunication Services–0.01%
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	450,000	537,563
Metal, Glass & Plastic Containers–0.02%
Ball Corp., 4.25%, 07/01/2032	EUR	510,000	589,358
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,091,054
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,966,179)			4,217,975

Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)		$360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)		350,000	35,000
Total Municipal Obligations (Cost $388,494)			35,004
	Shares
Money Market Funds–1.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(o)(q)		13,890,373	13,890,373
Invesco Treasury Portfolio, Institutional Class, 4.22%(o)(q)		25,796,408	25,796,408
Total Money Market Funds (Cost $39,686,781)			39,686,781
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

		Value
Options Purchased–0.02%
(Cost $1,030,283)(r)		$864,705
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $3,880,069,696)		3,860,338,033
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.98%
Invesco Private Government Fund, 4.29%(o)(q)(s)	127,184,297	127,184,297
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.45%(o)(q)(s)	332,977,832	$333,044,427
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $460,237,709)		460,228,724
TOTAL INVESTMENTS IN SECURITIES–112.42% (Cost $4,340,307,405)		4,320,566,757
OTHER ASSETS LESS LIABILITIES—(12.42)%		(477,171,139)
NET ASSETS–100.00%		$3,843,395,618
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $1,148,689,510, which represented 29.89% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Zero coupon bond issued at a discount.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $317,400, which represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$341,423	$1,129,400	$-	$(20,998)	$-	$1,449,825	$27,178
Invesco High Yield Select ETF	255,199	-	(25,349)	(2,584)	434	227,700	3,774
Invesco Short Duration Total Return Bond ETF	299,952	-	-	(1,332)	-	298,620	3,836
Invesco Total Return Bond ETF	4,729,000	-	-	(103,000)	-	4,626,000	54,617
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$181,142,621	$(167,252,248)	$-	$-	$13,890,373	$144,629
Invesco Treasury Portfolio, Institutional Class	-	336,407,726	(310,611,318)	-	-	25,796,408	265,932
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,109,774	184,419,085	(217,344,562)	-	-	127,184,297	1,537,977*
Invesco Private Prime Fund	423,682,964	399,820,079	(490,419,568)	(8,985)	(30,063)	333,044,427	4,167,404*
Total	$589,418,312	$1,102,918,911	$(1,185,653,045)	$(136,899)	$(29,629)	$506,517,650	$6,205,347

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	08/29/2025	51	USD	6,000.00	USD	30,600,000	$864,705

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,329	September-2025	$897,996,937	$386,924	$386,924
U.S. Treasury 5 Year Notes	4	September-2025	432,750	(505)	(505)
U.S. Treasury 10 Year Notes	1,409	September-2025	156,046,750	933,840	933,840
U.S. Treasury Long Bonds	706	September-2025	79,623,562	1,021,022	1,021,022
U.S. Treasury Ultra Bonds	629	September-2025	73,003,313	1,251,941	1,251,941
Subtotal—Long Futures Contracts				3,593,222	3,593,222
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	3,374	September-2025	(379,733,156)	(2,773,873)	(2,773,873)
Total Futures Contracts				$819,349	$819,349

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	378,000	USD	432,225	$1,393
07/31/2025	State Street Bank & Trust Co.	EUR	25,000	USD	28,577	82
Subtotal—Appreciation						1,475
Currency Risk
07/31/2025	Barclays Bank PLC	USD	28,607	EUR	25,000	(112)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	1,025,000	USD	1,153,424	(14,838)
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/31/2025	State Street Bank & Trust Co.	EUR	550,000	USD	623,772	$(3,101)
Subtotal—Depreciation						(18,051)
Total Forward Foreign Currency Contracts						$(16,576)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,523,004,993	$10,940,254	$3,533,945,247
U.S. Treasury Securities	—	105,648,090	—	105,648,090
Asset-Backed Securities	—	77,488,427	10,588,716	88,077,143
Preferred Stocks	43,964,528	—	—	43,964,528
Variable Rate Senior Loan Interests	—	37,296,415	—	37,296,415
Exchange-Traded Funds	6,602,145	—	—	6,602,145
Non-U.S. Dollar Denominated Bonds & Notes	—	4,217,975	—	4,217,975
Municipal Obligations	—	35,004	—	35,004
Money Market Funds	39,686,781	460,228,724	—	499,915,505
Options Purchased	864,705	—	—	864,705
Total Investments in Securities	91,118,159	4,207,919,628	21,528,970	4,320,566,757
Other Investments - Assets*
Investments Matured	—	29,820	—	29,820
Futures Contracts	3,593,727	—	—	3,593,727
Forward Foreign Currency Contracts	—	1,475	—	1,475
	3,593,727	31,295	—	3,625,022
Other Investments - Liabilities*
Futures Contracts	(2,774,378)	—	—	(2,774,378)
Forward Foreign Currency Contracts	—	(18,051)	—	(18,051)
	(2,774,378)	(18,051)	—	(2,792,429)
Total Other Investments	819,349	13,244	—	832,593
Total Investments	$91,937,508	$4,207,932,872	$21,528,970	$4,321,399,350

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Corporate Bond Fund